Significant Events - Additional Information (Detail) R$ in Millions			6 Months Ended		12 Months Ended
		Aug. 08, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Nov. 30, 2019 USD ($)	Aug. 08, 2018 BRL (R$)	Jun. 30, 2018 USD ($)
Disclosure of significant events [line items]
Impairment losses			$ 29,000,000	$ 168,000,000	$ 264,000,000
Income recognised from insurance settlements			40,000,000
Samarco dam failure [member]
Disclosure of significant events [line items]
Funding provided during the period			27,000,000
Impairment losses			27,000,000	47,000,000	96,000,000
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			1,728,000,000		1,914,000,000				$ 1,285,000,000
Utilisation of the Samarco dam failure provision			$ 177,000,000
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement			15 years
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Settlement claim		$ 38,000,000,000	$ 38,000,000,000			R$ 155,000		R$ 155,000
Samarco dam failure [member] | Preliminary Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement		2 years
Preliminary agreement suspended amount		$ 1,900,000,000						R$ 7,700
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Impairment losses	[1],[2]		$ 27,000,000	$ 47,000,000	$ 96,000,000
Percentage of interest in joint venture investment	[1],[2]		50.00%	50.00%	50.00%
BHP Brasil [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			$ 261,000,000		$ 263,000,000
Percentage of decommissioning cost			50.00%
BHP Brasil [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Investment in Samarco
BHP Brasil [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			$ 1,500,000,000		$ 1,700,000,000
Percentage of remaining costs expected to be incurred by December 2021			70.00%
BHP Brasil [member] | Samarco dam failure [member] | Preliminary Agreement [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			$ 545,000,000			2,200
Allocation period			30 months
BHP Brasil [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			$ 320,000,000			1,300
BHP Brasil [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Liquid assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			25,000,000			100
BHP Brasil [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement			200,000,000			R$ 800
BHP Brasil [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Funding provided during the period			27,000,000
Dividends received			0
Profits available for distribution			$ 0
Percentage of interest in joint venture investment			50.00%
BHP Brasil [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Undrawn amount			$ 44,000,000
Commitments amount							$ 44,000,000
BHP Brasil [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam Stabilisation And Expert Costs [Member]
Disclosure of significant events [line items]
Utilisation of the Samarco dam failure provision			8,000,000
Commitments amount			$ 212,000,000

[1]	Following a change to IAS 28 the loss from working capital funding provided during the period will now be disclosed as an impairment included within the Samarco impairment expense line item and not as an operating loss. Comparative periods have been restated to reflect the change.
[2]	Refer to note 9 Significant events – Samarco dam failure for further information.